Litigation (Details)	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended																																	1 Months Ended
	Dec. 31, 2012 Pending Litigation CHF	Dec. 31, 2012 Pending Litigation Minimum CHF	Dec. 31, 2012 Pending Litigation Maximum CHF	May 31, 2009 Auction rate securities Elbit Systems Ltd. US District Court for the Northern District of Illinois USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Research-related litigation Punitive class action lawsuits US District Court for the District of Massachusetts USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Enron-related litigation
Connecticut Resources Recovery Authority v. Lay, et al
US District Court for the Southern District of Texas (SDT)
Minimum
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Enron-related litigation
Connecticut Resources Recovery Authority v. Lay, et al
US District Court for the Southern District of Texas (SDT)
Maximum
USD ($)
								Dec. 31, 2012 Credit Suisse Securities (USA) LLC Enron-related litigation Silvercreek Management Inc v. Citigroup, Inc., et al US District Court for the Southern District of Texas (SDT) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC NCFE-related litigation Bond investors of National Century Financial Enterprises US District Court for the Southern District of Ohio (SDO) USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Refco-related litigation - SPhinX action
Joint Official Liquidators of various SPinX Funds and the trustee of the SPinX Trust
New York state court
Minimum
USD ($)
											Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters US Securities and Exchange Commission (SEC) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Class action litigations Punitive class action lawsuits US District Court for the District of New Mexico USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
Tsereteli v. Residential Asset Securitization Trust 2006-A8
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation Intervenors
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation Motion for Reconsideration
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston
Various state courts
USD ($)
																			Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Cambridge Place Investment Management Inc. Massachusetts state court USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Charles Schwab Corporation California state court USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Massachusetts Mutual Life Insurance Company
US District Court for the District of Massachusetts
USD ($)
																						Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Sealink Funding Limited Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
The Union Central Life Insurance Company
US District Court for the Southern District of New York (SDNY)
USD ($)
																								Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions West Virginia Investment Management Board West Virginia state court USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Western & Southern Life Insurance Company Ohio state court USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Allstate Insurance Company
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
IKB Deutsche Industriebank AG
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
																												Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Prudential Insurance Company US District Court for the District of New Jersey USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Landesbank Baden-Wuerttemberg
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
																																Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Phoenix Light SF Ltd. Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Royal Park Investments SA/NV
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Middle District of Alabama
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
																																					Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Minnesota Life Insurance Company US District Court for the District of Minnesota USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union
US District Court for the District of Kansas
USD ($)

Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Deutsche Zentral-Genossenschaftsbank AG, New York Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
																																								Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Monoline insurer disputes Monoline insurer Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2012
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-5
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2012
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)
																																											Oct. 31, 2011 Credit Suisse (UK) Limited UK Financial Services Authority matter UK Financial Services Authority GBP (£)
Jan. 31, 2010
Bank parent company and other subsidiaries
Bank loan litigation
Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer
US District Court for the District of Idaho
USD ($)

Litigation provisions
Balance at beginning of period	870,000,000
Increases in litigation accruals	774,000,000
Decreases in litigation accruals	(87,000,000)
Decreases for settlement and other cash payments	373,000,000
Foreign exchange translation	(27,000,000)
Balance at end of period	1,157,000,000
Range of possible losses that are not covered by existing provisions		0	1,700,000,000
Litigation disclosures
Estimated damages				16,000,000	3,900,000,000	130,000,000	180,000,000	280,000,000		800,000,000																															497,000,000	730,000,000		24,000,000,000
of which deposits at Refco										263,000,000
Face amount of debt securities									1,900,000,000
NCFE preferred stock									12,000,000
RMBS offerings by third party												5,500,000,000	9,000,000,000	632,000,000				36,000,000,000		1,400,000,000	110,000,000			17,000,000	276,000,000				65,000,000,000		141,000,000	2,800,000,000	8,400,000,000	553,000,000	311,000,000	394,000,000				2,600,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC												6.40%	32.00%					9.00%		9.00%	97.00%			35.00%	94.00%				29.00%	100.00%	20.00%	13.00%	4.00%	10.00%	49.00%	23.00%		100.00%
Value of RMBS issued by third party underwritten by CSS LLC												354,000,000	2,900,000,000	603,000,000	1,600,000,000	912,000,000	6,000,000,000	3,200,000,000	525,000,000	125,000,000	107,000,000	35,000,000	65,000,000	6,000,000	260,000,000	232,000,000	97,000,000	466,000,000	19,000,000,000	200,000,000	28,000,000	362,000,000	360,000,000	58,000,000	153,000,000	92,000,000	43,000,000	715,000,000	138,000,000	1,300,000,000
Reduction in value of RMBS issued by third party underwritten by CSS LLC																						145,000,000
Fines, judgments and settlements paid											$ 120,000,000	$ 11,250,000																															£ 5,950,000